Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits
Non-interest-bearing demand deposits	SFr 4,692	SFr 4,651
Interest-bearing demand deposits	153,779	158,055
Savings deposits	63,972	64,086
Time deposits	156,702	149,783
Total deposits	379,145	376,575
of which due to banks	15,220	15,413
of which customer deposits	363,925	361,162
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	156,562	149,659
Overdrawn deposits not included in total deposits, reclassified as loans	137	135
Foreign
Deposits
Non-interest-bearing demand deposits	1,979	2,058
Interest-bearing demand deposits	27,794	32,732
Savings deposits	48	18
Time deposits	125,021	117,252
Total deposits	154,842	152,060
Switzerland
Deposits
Non-interest-bearing demand deposits	2,713	2,593
Interest-bearing demand deposits	125,985	125,323
Savings deposits	63,924	64,068
Time deposits	31,681	32,531
Total deposits	224,303	224,515
Bank
Deposits
Non-interest-bearing demand deposits	4,694	4,652
Interest-bearing demand deposits	154,426	158,650
Savings deposits	63,972	64,086
Time deposits	157,391	150,326
Total deposits	380,483	377,714
of which due to banks	15,220	15,411
of which customer deposits	365,263	362,303
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	157,252	150,203
Overdrawn deposits not included in total deposits, reclassified as loans	137	135
Bank | Foreign
Deposits
Non-interest-bearing demand deposits	1,981	2,058
Interest-bearing demand deposits	28,010	32,965
Savings deposits	48	18
Time deposits	125,044	117,275
Total deposits	155,083	152,316
Bank | Switzerland
Deposits
Non-interest-bearing demand deposits	2,713	2,594
Interest-bearing demand deposits	126,416	125,685
Savings deposits	63,924	64,068
Time deposits	32,347	33,051
Total deposits	SFr 225,400	SFr 225,398